Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	10/06/22 - 11/30/22
Interest Accrual Period	11/16/22 - 12/14/22
30/360 Days	29
Actual/360 Days	29
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,021,290,761.05	50,043
Original Yield Supplement Overcollateralization Amount	135,368,228.77	0
Aggregate Starting Principal Balance	1,156,658,989.82	50,043
Principal Payments	69,727,770.18	1,494
Defaulted Receivables	30,882.78	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	124,765,936.94	0
Pool Balance at 11/30/22	962,134,399.92	48,548

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.97%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,643,747.98	274
Past Due 61-90 days	710,411.60	35
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,354,159.58	309

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.07%
Delinquency Trigger Occurred	NO

Recoveries	28,865.67
Aggregate Net Losses/(Gains) - November 2022	2,017.11
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,659,209.60
Actual Overcollateralization	8,659,209.60
Weighted Average Contract Rate	4.94%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	59.71

Flow of Funds	$ Amount
Collections	78,181,128.09
Investment Earnings on Cash Accounts	7,789.81
Servicing Fee	(1,767,117.90)
Transfer to Collection Account	-
Available Funds	76,421,800.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,048,529.27
(3) Noteholders' First Priority Principal Distributable Amount	13,165,600.08
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	30,630,000.00
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,659,209.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,558,461.05

Total Distributions of Available Funds	76,421,800.00

Servicing Fee	1,767,117.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Original Note Balance	1,021,290,000.00
Principal Paid	67,814,809.68
Note Balance @ 12/15/22	953,475,190.32

Class A-1
Original Note Balance	211,980,000.00
Principal Paid	67,814,809.68
Note Balance @ 12/15/22	144,165,190.32
Note Factor @ 12/15/22	68.0088642%

Class A-2a
Original Note Balance	231,840,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	231,840,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-2b
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	125,000,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-3
Original Note Balance	306,860,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	306,860,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Original Note Balance	99,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	99,620,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Original Note Balance	30,630,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	30,630,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Original Note Balance	15,360,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	15,360,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,048,529.27
Total Principal Paid	67,814,809.68
Total Paid	71,863,338.95

Class A-1
Coupon	4.42600%
Interest Paid	755,791.14
Principal Paid	67,814,809.68
Total Paid to A-1 Holders	68,570,600.82

Class A-2a
Coupon	5.51000%
Interest Paid	1,029,047.60
Principal Paid	0.00
Total Paid to A-2a Holders	1,029,047.60

Class A-2b
One-Month SOFR	3.31624%
Coupon	4.16624%
Interest Paid	419,517.22
Principal Paid	0.00
Total Paid to A-2b Holders	419,517.22

Class A-3
Coupon	5.61000%
Interest Paid	1,386,751.48
Principal Paid	0.00
Total Paid to A-3 Holders	1,386,751.48

Class A-4
Coupon	5.70000%
Interest Paid	457,421.83
Principal Paid	0.00
Total Paid to A-4 Holders	457,421.83

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9641329
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	66.4011296
Total Distribution Amount	70.3652625

A-1 Interest Distribution Amount	3.5653889
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	319.9113581
Total A-1 Distribution Amount	323.4767470

A-2a Interest Distribution Amount	4.4386111
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.4386111

A-2b Interest Distribution Amount	3.3561378
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.3561378

A-3 Interest Distribution Amount	4.5191667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.5191667

A-4 Interest Distribution Amount	4.5916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.5916666

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	194.14
Noteholders' Second Priority Principal Distributable Amount	451.67
Noteholders' Third Priority Principal Distributable Amount	226.50
Noteholders' Principal Distributable Amount	127.69

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/22	5,106,453.81
Investment Earnings	7,789.81
Investment Earnings Paid	(7,789.81)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,488,744.17	N/A	N/A
Number of Extensions	81	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.13%	N/A	N/A

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$975.20	88.2%
Class B Notes	$24.14	2.2%
Class C Notes	$11.90	1.1%
Fair Value of the Notes	$1,011.24	91.5%
Certificates	$94.12	8.5%
Total	$1,105.36	100.0%
Reserve Account	$5.11	0.5%
Fair Value of the Certificates and Reserve Account	$99.23	9.0%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.